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                                                                                        OMB APPROVAL
                                                                                --------------------------------
                                                                                OMB Number:  3235-0006
                                                                                Expires:  February 28, 1997
                                             UNITED STATES                      Estimated average burden
                                   SECURITIES AND EXCHANGE COMMISSION           hours per response . . . 24.60
                                        WASHINGTON, D.C.  20549                 --------------------------------

                                                                                  ----------------------------
                                                                                         SEC USE ONLY
                                                                                  ----------------------------
                                                FORM 13F

                                                                                  ----------------------------
     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
EXCHANGE ACT OF 1934 AND RULES THEREUNDER

               Report for the Calendar Year or Quarter Ended   31 MARCH                     19  99
                                                             ----------------------------     ------------------
----------------------------------------------------------------------------------------------------------------
                          (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)
----------------------------------------------------------------------------------------------------------------
If amended report check here: / /


----------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager (1)

MARTIN CURRIE INC
----------------------------------------------------------------------------------------------------------------
Business Address               (Street)                    (City)                   (State)       (Zip)      (2)
SALTIRE COURT, 20 CASTLE TERRACE, EDINBURGH, SCOTLAND, EH1 2ES
----------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.
Julian Livingston, Group Legal Director
011 44 131 479 4643

                                               ATTENTION
----------------------------------------------------------------------------------------------------------------
      INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                               SEE 18 U.S.C. 1001 AND 15 U.S.C 78ff(a).
----------------------------------------------------------------------------------------------------------------
  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete.  It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamend-ed items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused
this report to be signed on its behalf in the City of   EDINBURGH           and State of      LOTHIAN, SCOTLAND
                                                       --------------------              -----------------------
on the   4        day of   MAY             19   99
       ----------         ---------------     -------

                                              MARTIN CURRIE INC
                                             -------------------------------------------------------------------
                                                        (Name of Institutional Investment Manager)

                                                                   Julian Livingston
                                             -------------------------------------------------------------------
                                                       (Manual Signature of Person Duly Authorized
                                                                to Submit This Report)

Name and 13F numbers of ALL  Institutional  Investment  Managers with respect to which this schedule is filled
(other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

Name:                                   13F File No.: 3   NAME:                                13F FILE NO.: 3
----------------------------------------------------------------------------------------------------------------
1.                                                        6.
----------------------------------------------------------------------------------------------------------------
2.                                                        7.
----------------------------------------------------------------------------------------------------------------
3.                                                        8.
----------------------------------------------------------------------------------------------------------------
4.                                                        9.
----------------------------------------------------------------------------------------------------------------
5.                                                        10.
----------------------------------------------------------------------------------------------------------------

                                                                                          SEC 1685 (5/91)
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Page 1 of 4                      Name of Reporting Manager            Martin Currie Inc
------------------------------------------------------------------------------- -----------------------------------------
      Item 1: Name of Issuer      Item 2: Title of Class   Item 3: CUSIP Number      Item 4: Fair     Item 5: Shares of
                                                                                     Market Value     Principal Amount
------------------------------------------------------------------------------- -----------------------------------------
Allied Signal Inc                 Common Stock $1.00 pv        195121027               3,526,399          71,693
------------------------------------------------------------------------------- -----------------------------------------
Molex Inc                         Common Stock $0.05pv        6085541018               2,079,750          70,800
------------------------------------------------------------------------------- -----------------------------------------
CBS Corp                          Common Stock $1.00pv        12490K1079               2,948,458          72,244
------------------------------------------------------------------------------- -----------------------------------------
Intel Corporation                 Common Stock US$0.001       4581401001               3,328,500          28,000
------------------------------------------------------------------------------- -----------------------------------------
Microsoft Corp                    Common Stock US$0.000025    5949181045               4,922,205          54,920
------------------------------------------------------------------------------- -----------------------------------------
Texas Instruments Inc.            Common Stock $1.00pv        8825081040               2,039,588          20,550
------------------------------------------------------------------------------- -----------------------------------------
Pepsico Inc                       Capital Stock US$0.017      7134481081               2,645,156          67,500
------------------------------------------------------------------------------- -----------------------------------------
Sara Lee Corporation              Common Stock $1 1/3pv       8031111037               1,989,900          80,400
------------------------------------------------------------------------------- -----------------------------------------
Bristol-Myers Squibb Company      Common Stock $0.10pv        1101221083               2,734,931          42,650
------------------------------------------------------------------------------- -----------------------------------------
Colgate-Palmolive Company         Common Stock $1.00pv        1941621039               2,456,400          26,700
------------------------------------------------------------------------------- -----------------------------------------
Johnson & Johnson                 Common Stock $1.00pv        4781601046               3,048,100          32,600
------------------------------------------------------------------------------- -----------------------------------------
Walt Disney Holding Co.           Common Stock $0.025         2546871060               2,167,856          69,650
------------------------------------------------------------------------------- -----------------------------------------
Walgreen Company                  Common Stock $0.3125        9314221097               2,412,550          85,400
------------------------------------------------------------------------------- -----------------------------------------
Wal-Mart Stores Inc               Common Stock US$0.10        9311421039               3,182,958          34,527
------------------------------------------------------------------------------- -----------------------------------------
Schering-Plough Corporation       Common Stock U$1.00         8066051017               2,404,370          43,518
------------------------------------------------------------------------------- -----------------------------------------
Int'l Business Machines Corp      Common Shares US$0.50       4592001014               3,509,550          19,800
------------------------------------------------------------------------------- -----------------------------------------
Merck & Co Inc                    Common Stock npv            5893311077               3,605,625          45,000
------------------------------------------------------------------------------- -----------------------------------------
Union Pacific Corporation         Common Stock US$2.50        9078181081               2,372,625          44,400
------------------------------------------------------------------------------- -----------------------------------------
Equifax Inc                       Common Stock $2.50pv        2944291051               2,086,563          60,700
------------------------------------------------------------------------------- -----------------------------------------
          COLUMN TOTALS                                                               53,461,484
------------------------------------------------------------------------------- -----------------------------------------
       AGGREGATE PAGE TOTAL                                                           53,461,484
                                                                                -----------------------
                                                                                                      -------------------
                                                                                                         (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer   Item 6: Investment Discretion          Item 7:        Item 8: Voting Authority (Shares)
                               -------------------------------------                -------------------------------------
                               (a) Sole   (B) Shared -  (c) Shared-   Managers      (a)Sole    (b) Shared   (c) None
                                          Defined as    Other         See Instr. V
                                          Instr. V
-------------------------------------------------------------------------------------------------------------------------
Allied Signal Inc               X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Molex Inc                       X                                                    X
-------------------------------------------------------------------------------------------------------------------------
CBS Corp                        X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Intel Corporation               X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                  X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.          X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                     X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Sara Lee Corporation            X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Company    X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Company       X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson               X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Walt Disney Holding Co.         X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Walgreen Company                X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc             X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corporation     X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Int'l Business Machines Corp    X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                  X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Union Pacific Corporation       X                                                    X
-------------------------------------------------------------------------------------------------------------------------
Equifax Inc                     X                                                    X
-------------------------------------------------------------------------------------------------------------------------

                                                                SEC 1686(5/91)

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

Page 2 of 4                      Name of Reporting Manager            Martin Currie Inc
------------------------------------------------------------------------------- -----------------------------------------
      Item 1: Name of Issuer      Item 2: Title of Class   Item 3: CUSIP Number      Item 4: Fair     Item 5: Shares of
                                                                                     Market Value     Principal Amount
------------------------------------------------------------------------------- -----------------------------------------
Freeport McMoRan Copper           A Common Stock $0.10pv    35671D1054                1,355,173          132,212
------------------------------------------------------------------------------- -----------------------------------------
American International            Common Stock $2.50pv       268741073                4,113,313           34,100
------------------------------------------------------------------------------- -----------------------------------------
Schlumberger Limited              Common Stock US$0.01      8068571086                1,251,900           20,800
------------------------------------------------------------------------------- -----------------------------------------
Marsh and McLennan                Common Stock $1.00pv      5717481023                3,352,388           45,150
------------------------------------------------------------------------------- -----------------------------------------
Fannie Mae                        Common Stock NPV          3135861090                3,462,500           50,000
------------------------------------------------------------------------------- -----------------------------------------
Archer-Daniels-Midland Company    Common Stock npv           394831020                1,004,228           68,373
------------------------------------------------------------------------------- -----------------------------------------
Southern Co                       Common Stock $5.00pv      8425871071                9,810,343          420,819
------------------------------------------------------------------------------- -----------------------------------------
Ameritech Corporation             Common Stock US$1.00       309541011                2,103,313           36,500
------------------------------------------------------------------------------- -----------------------------------------
Bell Atlantic Corp                Common Shares $0.10pv      778531097                2,481,000           48,000
------------------------------------------------------------------------------- -----------------------------------------
Bank One Corporation              Common stock npv          06423A1034                2,290,600           41,600
------------------------------------------------------------------------------- -----------------------------------------
BankAmerica Corp                  Common Stock US$0.01      06605F1021                3,676,031           52,050
------------------------------------------------------------------------------- -----------------------------------------
First Union Corp                  Common Stock US$3.333     3373581053                1,832,906           34,300
------------------------------------------------------------------------------- -----------------------------------------
Transocean Offshore Inc           Common Stock US$0.01      8938171068                1,126,569           39,100
------------------------------------------------------------------------------- -----------------------------------------
FPL Group Inc                     Common Stock U$0.01       3025711041                1,616,138           30,350
------------------------------------------------------------------------------- -----------------------------------------
Philip Morris Cos Inc             Common Stock US$0.3333pv  7181541076                1,092,572           31,050
------------------------------------------------------------------------------- -----------------------------------------
Electronic Data Systems Corp      Common Stock $0.01        2856611049                2,736,238           56,200
------------------------------------------------------------------------------- -----------------------------------------
General Electric Co               Common Stock $0.16pv      3696041033                3,681,821           33,282
------------------------------------------------------------------------------- -----------------------------------------
Grupo Televisa SA                 Spon GDR                  40049J2069               13,456,738          428,900
------------------------------------------------------------------------------- -----------------------------------------
YPF Soc Anonima                   Spon ADR                  9842451000                2,051,563           65,000
------------------------------------------------------------------------------- -----------------------------------------
          COLUMN TOTALS                                                             115,956,815
------------------------------------------------------------------------------- -----------------------------------------
                                                                                ----------------------
       AGGREGATE PAGE TOTAL                                                          62,495,331
                                                                                ----------------------

                                                                                                      -------------------
                                                                                                         (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer   Item 6: Investment Discretion          Item 7:        Item 8: Voting Authority (Shares)
                               -------------------------------------                -------------------------------------
                               (a) Sole   (B) Shared -  (c) Shared-   Managers      (a)Sole    (b) Shared   (c) None
                                          Defined as    Other         See Instr. V
                                          Instr. V
-------------------------------------------------------------------------------------------------------------------------
Freeport McMoRan Copper           X                                                   X
-------------------------------------------------------------------------------------------------------------------------
American International            X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Schlumberger Limited              X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Marsh and McLennan                X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae                        X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Company    X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Southern Co                       X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Ameritech Corporation             X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp                X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Bank One Corporation              X                                                   X
-------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp                  X                                                   X
-------------------------------------------------------------------------------------------------------------------------
First Union Corp                  X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Transocean Offshore Inc           X                                                   X
-------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                     X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc             X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp      X                                                   X
-------------------------------------------------------------------------------------------------------------------------
General Electric Co               X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA                 X                                                   X
-------------------------------------------------------------------------------------------------------------------------
YPF Soc Anonima                   X                                                   X
-------------------------------------------------------------------------------------------------------------------------

                                                                SEC 1686(5/91)

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Page 3 of 4                      Name of Reporting Manager            Martin Currie Inc
------------------------------------------------------------------------------- -----------------------------------------
      Item 1: Name of Issuer      Item 2: Title of Class   Item 3: CUSIP Number      Item 4: Fair     Item 5: Shares of
                                                                                     Market Value     Principal Amount
------------------------------------------------------------------------------- -----------------------------------------
Telefonos de Mexico               ADR                       8794037809              10,923,000          165,500
------------------------------------------------------------------------------- -----------------------------------------
Telebras                          Reg S ADR                 8792871001                 4,381             28,040
------------------------------------------------------------------------------- -----------------------------------------
Sociedad Quimica Y Minera         ADR                        833635105                428,800            13,400
------------------------------------------------------------------------------- -----------------------------------------
Telecom Argentina                 Spon ADR                   879273209               4,527,188          165,000
------------------------------------------------------------------------------- -----------------------------------------
Banco de Galicia                  Spon ADR                   059538207                546,125            34,000
------------------------------------------------------------------------------- -----------------------------------------
Vina Concha Y Tora SA             ADR                        972191106                279,063             9,500
------------------------------------------------------------------------------- -----------------------------------------
MacMillan Bloedel Ltd             Common Stock npv           554783209               1,353,413          121,165
------------------------------------------------------------------------------- -----------------------------------------
Telefonica Del Peru               ADR                        879384105                790,500            62,000
------------------------------------------------------------------------------- -----------------------------------------
Motorola Inc                      Common Stock $3.00pv       620076109               1,952,113           26,650
------------------------------------------------------------------------------- -----------------------------------------
Warner-Lambert Co                 Common Stock $1.00pv       934488107               2,246,405           33,908
------------------------------------------------------------------------------- -----------------------------------------
Cisco Systems                     Common Stock $0.001        17275R102               2,514,459           22,950
------------------------------------------------------------------------------- -----------------------------------------
Mobil Corporation                 Common Stock US$1.00       607059102               3,757,600           42,700
------------------------------------------------------------------------------- -----------------------------------------
AT&T Corporation                  Common Stock $1.00         001957109               1,430,001           17,917
------------------------------------------------------------------------------- -----------------------------------------
Pharmacia & Upjohn Inc            Ordinary Shares U$0.01     716941109               2,962,813           47,500
------------------------------------------------------------------------------- -----------------------------------------
Compaq Computer                   Common Stock USDO.01       204493100               1,818,863           57,400
------------------------------------------------------------------------------- -----------------------------------------
BCE Inc                           Common Shares npv          05534B109              10,745,235          239,849
------------------------------------------------------------------------------- -----------------------------------------
MCI Worldcom Inc                  Common Shares USDO.01      55268B106               1,842,100           20,800
------------------------------------------------------------------------------- -----------------------------------------
Compania Cervercerias Unidas      ADS (Cnv into 5 com shs)   204429104                436,250            20,000
------------------------------------------------------------------------------- -----------------------------------------
Banco A. Edwards                  ADR (Repr 165 Ser 'A' Shs) 059504100                119,438            10,500
------------------------------------------------------------------------------- -----------------------------------------
          COLUMN TOTALS                                                             164,634,559
------------------------------------------------------------------------------- -----------------------------------------
                                                                                ---------------------
       AGGREGATE PAGE TOTAL                                                          48,677,744
                                                                                ---------------------

                                                                                                      -------------------
                                                                                                         (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer   Item 6: Investment Discretion          Item 7:        Item 8: Voting Authority (Shares)
                               -------------------------------------                -------------------------------------
                               (a) Sole   (B) Shared -  (c) Shared-   Managers      (a)Sole    (b) Shared   (c) None
                                          Defined as    Other         See Instr. V
                                          Instr. V
-------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico              X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Telebras                         X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Sociedad Quimica Y Minera        X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Telecom Argentina                X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Banco de Galicia                 X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Vina Concha Y Tora SA            X                                                   X
-------------------------------------------------------------------------------------------------------------------------
MacMillan Bloedel Ltd            X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Telefonica Del Peru              X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Motorola Inc                     X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Warner-Lambert Co                X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems                    X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Mobil Corporation                X                                                   X
-------------------------------------------------------------------------------------------------------------------------
AT&T Corporation                 X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn Inc           X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Compaq Computer                  X                                                   X
-------------------------------------------------------------------------------------------------------------------------
BCE Inc                          X                                                   X
-------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc                 X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Compania Cervercerias Unidas     X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Banco A. Edwards                 X                                                   X
-------------------------------------------------------------------------------------------------------------------------

                                                                SEC 1686(5/91)

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
Page 4 of 4                      Name of Reporting Manager            Martin Currie Inc
------------------------------------------------------------------------------- -----------------------------------------
      Item 1: Name of Issuer      Item 2: Title of Class   Item 3: CUSIP Number      Item 4: Fair     Item 5: Shares of
                                                                                     Market Value     Principal Amount
------------------------------------------------------------------------------- -----------------------------------------
Desc                              ADS (rep 20 Series C shs)  250309101               7,645,969          286,500
------------------------------------------------------------------------------- -----------------------------------------
Orbotech                          Common Stock $0.14pv       M75253100               1,698,240          139,200
------------------------------------------------------------------------------- -----------------------------------------
Nice Systems                      ADR                        653656108                200,842           27,400
------------------------------------------------------------------------------- -----------------------------------------
          COLUMN TOTALS                                                             174,179,610
------------------------------------------------------------------------------- -----------------------------------------
       AGGREGATE PAGE TOTAL                                                          9,545,051
                                                                                ---------------------

                                                                                                      -------------------
                                                                                                         (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer   Item 6: Investment Discretion          Item 7:        Item 8: Voting Authority (Shares)
                               -------------------------------------                -------------------------------------
                               (a) Sole   (B) Shared -  (c) Shared-   Managers      (a)Sole    (b) Shared   (c) None
                                          Defined as    Other         See Instr. V
                                          Instr. V
-------------------------------------------------------------------------------------------------------------------------
Desc                             X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Orbotech                         X                                                   X
-------------------------------------------------------------------------------------------------------------------------
Nice Systems                     X                                                   X
-------------------------------------------------------------------------------------------------------------------------

                                                                SEC 1686(5/91)